Equity-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016
Vesting Period	4 years
Selling, General and Administrative Expenses [Member]
Compensation expense	$ 1,300,000		$ 5,600,000
Equity-based compensation gain (loss)		$ 8,200,000
Share-based Payment Arrangement, Tranche One [Member]
Vesting percentage	75.00%
Common Series D Units [Member]
Equity-based Compensation, units issued	0	0	0	30,000
Vesting Period	5 years
Equity-based Compensation, grant date fair value	$ 300.00	$ 300.00	$ 300.00
Equity-based Compensation, fair value end of measurement period	$ 184	$ 165	$ 638
Equity-based compensation, number of units outstanding	30,000
Common Series C Units [Member]
Equity-based Compensation, units issued	21,953	10,830	37,641
Description of vesting rights	As the result of an amendment and restatement of the Limited Partnership Agreement, on March 15, 2018, 75% of all Common Series C Units awards are subject to vesting over four fiscal years from their respective issuance date. The remaining 25% of the units vest if and when Topco's private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors.
Compensation expense	$ 0	$ 0	$ 0
Equity-based Compensation, grant date fair value	$ 37.90	$ 167.40	$ 256.00
Equity-based compensation, number of units outstanding	174,190	156,975	150,906		126,673
Common Series C Units [Member] | If a vesting exit event had become probable in 2019
Compensation expense	$ 18,800,000
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche One [Member]
Vesting percentage	75.00%
Vesting Period	4 years
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Two [Member] | 2014 Topco Acquisition
Vesting percentage	25.00%
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Three [Member] | Daymon Acquisition [Member]
Vesting Period	4 years
Common Series C-2 Units [Member]
Equity-based Compensation, units issued	1,425	34,275
Compensation expense	$ 0	$ 0	$ 0
Equity-based Compensation, grant date fair value	$ 284.00	$ 625.99
Equity-based compensation, number of units outstanding	33,400	33,525
Common Series C-2 Units [Member] | 2014 Topco Acquisition
Equity-based Compensation, units authorized	35,000
Common Series C-2 Units [Member] | If a vesting exit event had become probable in 2019
Compensation expense	$ 11,100,000